                              BISHOP STREET FUNDS

                    SUPPLEMENT DATED JANUARY 2, 1998 TO THE
       PROSPECTUS DATED APRIL 30, 1997, AS SUPPLEMENTED ON JULY 31, 1997.

    This Supplement provides new and additional information beyond that contained in the Prospectus, and should be retained and read in conjunction with the Prospectus.

    The first sentence in the section titled "SUMMARY--HOW DO I PURCHASE, EXCHANGE OR REDEEM SHARES?" on page 2 of the Prospectus should be removed and replaced with the following:

    Purchases, exchanges or redemptions of shares may be made on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days").

    The first paragraph in the section titled "HOW TO PURCHASE SHARES--GENERAL INFORMATION" on page 14 of the Prospectus should be removed and replaced with the following:

    You may purchase shares of the Funds on any day on which both the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days").

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                              BISHOP STREET FUNDS

                      SUPPLEMENT DATED JANUARY 2, 1998 TO
                    THE STATEMENT OF ADDITIONAL INFORMATION
            DATED APRIL 30, 1997, AS SUPPLEMENTED ON JULY 31, 1997.

    This Supplement provides new and additional information beyond that contained in the Statement of Additional Information, and should be retained and read in conjunction with the Statement of Additional Information.

    In response to recent regulatory changes, the Board of Trustees voted to eliminate the non-fundamental policies that govern the Funds. Accordingly, the sub-section titled "NON-FUNDAMENTAL POLICIES" on page S-7 of the Statement of Additional Information should be removed.

    Additionally, the first paragraph in the section titled "PURCHASE AND REDEMPTION OF SHARES" on page S-14 of the Statement of Additional Information should be replaced with the following:

    Purchases and redemptions of shares of the Funds may be made on any day that the New York Stock Exchange and the Federal Reserve wire system are open for business. Currently, the weekdays on which the Trust is closed for business are: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.